Cover	Jul. 02, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 2, 2025, Newbury Street Acquisition Corporation, a Delaware Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission announcing that the Company and Infinite Reality, Inc., a Delaware corporation (“Infinite Reality”) entered into a General Release and Settlement Agreement (the “Settlement Agreement”) resolving the dispute regarding payment of the Termination Fee pursuant to the Mutual Termination Agreement. The Original 8-K inadvertently included September 18, 2025 as the final date for payment under the Settlement Agreement. This Amendment No. 1 to the Original 8-K (this “Amendment”) is being filed to disclose the correct date. This Amendment does not update any other information in the Original 8-K. However, for convenience of the reader, this Amendment sets forth the Original 8-K in its entirety, as amended to reflect the correction. A copy of the Mutual Termination Agreement was previously filed as Exhibit 10.1 to the Current Report on Form 8-K filed by the Company on December 20, 2024.
Document Period End Date	Jul. 02, 2025
Entity File Number	001-40251
Entity Registrant Name	Newbury Street Acquisition Corporation
Entity Central Index Key	0001831978
Entity Tax Identification Number	85-3985188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 High Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	893-3057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false